Construction in Progress (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consulting [Member]
Construction in progress	$ 2,096,950	$ 2,071,093	$ 2,030,270